   As filed with the Securities and Exchange Commission on February 25, 2008
                                                     Registration Nos. 33-54126
                                                                      811-07332
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                    Pre-Effective Amendment No.                   [_]

                  Post-Effective Amendment No. 64                 [X]

                                and

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                         Amendment No. 68                         [X]

                               -----------------

                        BARCLAYS GLOBAL INVESTORS FUNDS
              (Exact Name of Registrant as Specified in Charter)

                               45 Fremont Street
                            San Francisco, CA 94105
                   (Address of Principal Executive Offices)

                 Registrant's Telephone Number: 1-877-244-1544

                               -----------------

                    c/o State Street Bank and Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
                    (Name and Address of Agent for Service)

                               -----------------

                                With a copy to:

                               Leonard A. Pierce
                   Wilmer Cutler Pickering Hale and Dorr LLP
                                60 State Street
                               Boston, MA 02109

                               -----------------

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)

[_] on - pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on - pursuant to paragraph (a)(1) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         PROSPECTUS FEBRUARY 25, 2008


MONEY MARKET FUNDS

CAPITAL SHARES

INSTITUTIONAL MONEY MARKET FUND
PRIME MONEY MARKET FUND
GOVERNMENT MONEY MARKET FUND
TREASURY MONEY MARKET FUND



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.

Any representation to the contrary is a criminal offense.


                  BGICash FROM BARCLAYS GLOBAL INVESTORS FUNDS

Table of Contents

  Investment Objectives .............      1
  Principal Investment Strategies ...      2
  Principal Risk Factors ............      3
  Investment Returns ................      4
  Fees and Expenses .................      7
  Management of the Funds ...........      9
  Shareholder Information ...........     11
  Financial Highlights ..............     17

--------------------------------------------------------------------------------
                                                                              i

Investment Objectives(1)


INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The investment objective for both the Institutional Money Market Fund and the Prime Money Market Fund is to seek a high level of income consistent with liquidity and the preservation of capital.


GOVERNMENT MONEY MARKET FUND AND TREASURY MONEY MARKET FUND

The investment objective for both the Government Money Market Fund and the Treasury Money Market Fund is to seek to provide investors with a high level of current income consistent with the preservation of capital and liquidity.



































-------
(1)Each of the Institutional Money Market Fund, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A detailed description of the relationship of the Funds to their Master Portfolios appears under the heading "Master/Feeder Mutual Fund Structure" in this Prospectus.

--------------------------------------------------------------------------------
                                                                              1

Principal Investment Strategies


INSTITUTIONAL MONEY MARKET FUND AND PRIME MONEY MARKET FUND

The Funds seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Prime Money Market Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit, high-quality debt obligations, such as corporate debt, certain obligations of U.S. and foreign banks, certain repurchase agreements and obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).


Each of the Institutional Money Market Fund and the Prime Money Market Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks.


GOVERNMENT MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements with regard to such obligations, and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


TREASURY MONEY MARKET FUND

The Fund seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.


It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund are payable in U.S. dollars.


--------------------------------------------------------------------------------
     2  BARCLAYS GLOBAL INVESTORS FUNDS

Principal Risk Factors


INSTITUTIONAL MONEY MARKET FUND, PRIME MONEY MARKET FUND AND GOVERNMENT MONEY MARKET FUND

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.


While some of the Funds' portfolio securities are issued and guaranteed by the U.S. government, its agencies or instrumentalities, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Funds' income to fluctuate as the market value of the Funds' securities fluctuates.


Each Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. Certain securities issued by U.S. government-sponsored entities, such as the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, and the Federal Home Loan Banks, are not guaranteed by the U.S. government, and no assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.


Each Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.


The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and the risk of negative regulatory or market developments affecting the banking and financial services industries.


TREASURY MONEY MARKET FUND

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


While some of the Fund's portfolio securities are issued and guaranteed by the U.S. government, such securities are subject to the risk of sharply rising or falling interest rates that could cause the Fund's income to fluctuate as the market value of the Fund's securities fluctuates.


The Fund's income and/or share price could also be affected by downgrades or defaults of any of the Fund's holdings. However, the Fund minimizes this risk by investing only in U.S. Treasury obligations that are backed by the full faith and credit of the U.S. government, or repurchase agreements with regard to U.S. Treasury obligations.


The Fund's yield will vary as the securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates.


FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").


WHO MAY WANT TO INVEST IN THE FUNDS

The Funds are designed for investors who seek income from a high quality portfolio and/or wish to maintain the value of their investment in the long- and short-term.


--------------------------------------------------------------------------------
                                                                              3

Investment Returns


TOTAL RETURNS

The bar charts and table in this section provide some indication of the risks of investing in the Funds by showing the changes in their performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the Capital Shares offered in this Prospectus are expected to have substantially similar annual returns since the Capital Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CAPITAL SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE CAPITAL SHARES HAVE DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar charts show the returns of the Institutional Shares of the Funds for each full calendar year since the Funds' respective inception dates. The average annual total return table compares the average annual total return of the Institutional Shares of the Funds to those of a group of corresponding funds for various periods of time. How the Funds performed in the past is not necessarily an indication of how they will perform in the future.


Institutional Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]






2000   6.55%
2001   4.23%
2002   1.83%
2003   1.14%
2004   1.39%
2005   3.29%
2006   5.11%
2007    5.36%




The best calendar quarter return during the years shown above was 1.68% in the 4th quarter of 2000; the worst was 0.25% in the 1st quarter of 2004.


Prime Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]






2004   1.40%
2005   3.26%
2006   5.07 %
2007    5.32%





The best calendar quarter return during the years shown above was 1.34% in the 3rd quarter of 2007; the worst was 0.26% in the 1st and 2nd quarters of 2004.



--------------------------------------------------------------------------------
     4  BARCLAYS GLOBAL INVESTORS FUNDS

Government Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]






2005    3.28%
2006    5.04%
2007     5.15%




The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.62% in the 1st quarter of 2005.


Treasury Money Market Fund - Institutional Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)



[GRAPHIC APPEARS HERE]






2005   3.20%
2006   5.04%
2007   4.95%




The best calendar quarter return during the years shown above was 1.33% in the 4th quarter of 2006; the worst was 0.59% in the 1st quarter of 2005.


--------------------------------------------------------------------------------
                                                                              5

                         AVERAGE ANNUAL TOTAL RETURNS
                    FOR THE PERIODS ENDED DECEMBER 31, 2007

                            INSTITUTIONAL SHARES(1)




                               1 YEAR         5 YEARS       SINCE INCEPTION
                             ----------     ----------     ----------------
Institutional Money              5.36%          3.24%            3.69%
  Market Fund
MFR Averages/FTIA(2)             5.06%          2.91%            3.35%(5)
Prime Money Market Fund          5.32%         N/A               3.35%
MFR Averages/FTIA(2)             5.06%         N/A               3.01%(5)
Government Money Market          5.15%         N/A               4.23%
  Fund
MFR Averages/GIA(3)              4.78%         N/A               3.77%(5)
Treasury Money Market            4.95%         N/A               4.13%
  Fund
MFR Averages/T&RIA(4)            4.59%         N/A               3.69%(5)


-------
(1)The returns for Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated since inception, August 4, 1999, April 16, 2003, September 1, 2004 and September 1, 2004, respectively.
(2) The Institutional Shares of the Institutional Money Market Fund and Prime Money Market Fund are tracked against the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet, Inc.
(3) The Institutional Shares of the Government Money Market Fund are tracked against the MFR Government Institutional Average, a service of iMoneyNet, Inc.
(4) The Institutional Shares of the Treasury Money Market Fund are tracked against the MFR Treasury and Repo Institutional Average, a service of iMoneyNet, Inc.
(5) The MFR averages for the Institutional Shares of the Institutional Money Market Fund, Prime Money Market Fund, Government Money Market Fund and Treasury Money Market Fund are calculated from July 31, 1999, March 31, 2003, August 31, 2004 and August 31, 2004, respectively.


Each Fund's seven-day yield, also called the current yield, annualizes the amount of income each Fund generates over a seven-day period by projecting the amount for an entire year.


To learn each Fund's current seven-day yield, call 1-877-BGI-1544
(1-877-244-1544) (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time or visit www.bgicash.com.


--------------------------------------------------------------------------------
     6  BARCLAYS GLOBAL INVESTORS FUNDS

Fees and Expenses


The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of the Funds.

     ANNUAL CLASS OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS
                 (Expenses that are Deducted from Class Assets)




                               INSTITUTIONAL          PRIME           GOVERNMENT        TREASURY
                                   MONEY              MONEY             MONEY             MONEY
                                MARKET FUND        MARKET FUND       MARKET FUND       MARKET FUND
                              ---------------     -------------     -------------     ------------
Management fees(1)                  0.10%              0.10%             0.10%             0.10%
Other expenses                      0.08%              0.07%             0.10%             0.10%
(Administration fees;
  Independent
 Expenses(2))
Total annual class                  0.18%              0.17%             0.20%             0.20%
operating expenses(1),
  (2), (3)
Less fee waivers and/or            (0.04)%            (0.03)%           (0.06)%           (0.06)%
  expense
 reimbursements(1), (2)
Net expenses(1), (2), (4)           0.14%              0.14%             0.14%             0.14%


-------
(1)Barclays Global Fund Advisors ("BGFA"), the investment adviser of each Fund's Master Portfolio, has contractually agreed to waive a portion of its management fees through April 30, 2009. After giving effect to such contractual waiver, the management fees will be 0.07%.
(2)"Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Funds and the Master Portfolios, counsel to the Independent Trustees of the Funds and the Master Portfolios, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds and the Master Portfolios that are allocated to the Funds. Barclays Global Investors, N.A. ("BGI") and BGFA, as applicable, have contractually agreed to reimburse, or provide offsetting credits to, the Funds and the Master Portfolios for Independent Expenses through April 30, 2009. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Other expenses are based on estimated amounts for 2008.
(3) Total annual class operating expenses in the above table and the following example reflect the expenses of both the Funds and the Master Portfolios in which they invest. These fees and expenses are estimated.
(4)The Funds' service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

--------------------------------------------------------------------------------
                                                                              7

EXAMPLE

The example below is intended to help you compare the cost of investing in Capital Shares of the Funds with the cost of investing in other mutual funds. The example illustrates the cost you would have incurred on an initial $10,000 investment in Capital Shares of each Fund over the time periods shown. It assumes your investment earns an annual return of 5% over the periods, that total operating expenses remain the same and that the contractual fee waivers and reimbursements with BGFA and BGI are in effect for one year.


THE FUNDS DO NOT CHARGE A SALES LOAD OR OTHER FEE UPON REDEMPTION. This means that your cost for each period would be the same whether or not you sell your shares at the end of a period. Your actual costs may be higher or lower than this hypothetical example.


                                CAPITAL SHARES




                              1 YEAR       3 YEARS       5 YEARS       10 YEARS
                             --------     ---------     ---------     ---------
Institutional Money             $14          $53           $ 97          $225
  Market Fund
Prime Money Market Fund         $14          $51           $ 92          $214
Government Money Market         $14          $57           $106          $248
  Fund
Treasury Money Market           $14          $57           $106          $248
  Fund



--------------------------------------------------------------------------------
     8  BARCLAYS GLOBAL INVESTORS FUNDS

Management of the Funds


INVESTMENT ADVISER


Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has a substantially identical investment objective, strategies and policies as the Fund. BGFA, a registered investment adviser, serves as investment adviser to each Master Portfolio. BGFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees.
For its services to the Master Portfolios,BGFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.



BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of September 30, 2007, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $2.0 trillion. BGI, BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.


A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BGFA is available in each Fund's semi-annual report for the 6-month period ending June 30.


ADMINISTRATIVE SERVICES

BGI provides the following services, among others, as the Funds' Administrator:

[] Supervise the Funds' administrative operations;

[] Provide or cause to be provided management reporting and treasury administration services;

[] Financial reporting;

[] Legal, blue sky and tax services;

[] Preparation of proxy statements and shareholder reports; and

[] Engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the Funds.

BGI is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Capital Shares of each Fund. In addition to performing these services, BGI has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Funds' independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.



The Shareholder Servicing Agents service individual and omnibus Fund accounts pursuant to agreements with the Funds and/or BGI. In addition to serving as agents of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, Shareholder Servicing Agents may provide administrative support and account services such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services



--------------------------------------------------------------------------------
                                                                              9
described above, the Shareholder Servicing Agents make the Funds available to their clients. BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding the maximum fee rates approved by the Funds' Board of Trustees for those services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. In addition, BGFA and/or BGI may pay significant additional amounts to certain Shareholder Servicing Agents for more services. These amounts, which may be significant, are paid by BGFA and/or BGI from their own resources, which generally come directly or indirectly from fees paid by funds advised by BGFA or administered by BGI, to Shareholder Servicing Agents for those services.


From time to time, BGFA, BGI and/or the Funds' distributor may also pay significant additional amounts from their own resources to Shareholder Servicing Agents or other intermediaries that perform services in connection with the sale of Fund shares.


A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients. Additional information regarding the Funds' shareholder servicing arrangements can be found in the Funds' SAI, which is available upon request.



--------------------------------------------------------------------------------
     10                                        BARCLAYS GLOBAL INVESTORS FUNDS

Shareholder Information


WHO IS ELIGIBLE TO INVEST

The minimum initial investment amount for the Capital Shares of each Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street Bank and Trust Company ("State Street") the Funds' custodian, transfer agent and dividend disbursing agent, for more information.



In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.



Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Capital Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.


HOW TO BUY SHARES


You may buy Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, on any day the Funds are open (a "Business Day") by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (i.e., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.



Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.


Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.


HOW TO SELL SHARES


You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.


--------------------------------------------------------------------------------
                                                                             11

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one day, or longer than one day under extraordinary circumstances. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds, as permitted under Section 22(e) of the Investment Company Act of 1940 and other applicable laws. Each Fund further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.


In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.


Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.


--------------------------------------------------------------------------------
     12                                        BARCLAYS GLOBAL INVESTORS FUNDS

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by wire instructions, by phone or through the mail.

[] To invest by wire, check that option on your account application when you open your account. If you already have an account, please call State Street at 1-888-204-3956 to receive a bank-wire application.


You should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011001438
     Attn: Transfer Agent
     Account # DDA 555555535
     For Further Credit to: Barclays Global Investors Funds
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1121 (Institutional Money Market Fund - Capital Shares)
     1991 (Prime Money Market Fund - Capital Shares)
     1091 (Government Money Market Fund - Capital Shares)
     1101 (Treasury Money Market Fund - Capital Shares)


[] To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

[] To redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. State Street will wire proceeds directly to your designated bank account.(1)

[] To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

[] To invest or redeem shares online, please contact State Street for information about how to access online trading features.

[] A direct buyer can ask State Street to wire proceeds directly to its designated bank account.(2)

[] When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.





-------
(1)The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

--------------------------------------------------------------------------------
                                                                             13

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.


Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.


The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.


FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.


You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.


Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.


FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").


The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.


--------------------------------------------------------------------------------
     14                                        BARCLAYS GLOBAL INVESTORS FUNDS

TAXES

The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.


Distributions from your Fund's net investment income and net realized capital gains are taxable to you, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.


Distributions from the Funds generally are taxable as follows:



DISTRIBUTION TYPE         TAX STATUS
------------------------- --------------------------
Income .................. Ordinary income(1)
Short-term capital gain . Ordinary income
Long-term capital gain .. Long-term capital gain(2)

-------
(1)Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.
(2)As the Funds seek to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss.

Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains.


After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.


In certain circumstances, you may be subject to backup withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.



TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS A RETIREMENT PLAN THAT IS QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS, OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.



MASTER/FEEDER MUTUAL FUND STRUCTURE

The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective, strategies and policies as the Fund. BGFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.


--------------------------------------------------------------------------------
                                                                             15

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. Each feeder fund can set its own transaction minimums, fund-specific expenses and conditions.


FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.


SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-877-BGI-1544 (1-877-244-1544) (toll-free) for additional information.


--------------------------------------------------------------------------------
     16                                        BARCLAYS GLOBAL INVESTORS FUNDS

Financial Highlights




 The financial tables in this section are intended to help investors understand the financial performance of each Fund for the past five years or, if shorter, the period of the Fund's operation. Certain information reflects financial results for a single Institutional Share of each Fund. Financial performance for the Capital Shares would differ from the financial performance for the Institutional Shares because the classes have different expenses. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in shares of a given Fund, assuming reinvestment of all dividends and distributions. The information for the period ended June 30, 2007 is unaudited; all other information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-877-BGI-1544 (1-877-244- 1544) (toll-free) Monday through Friday 8:30 a.m. to 6:30 p.m. Eastern Time.


INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL SHARES


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                              SIX MONTHS
                                ENDED
                            JUNE 30, 2007       YEAR ENDED
                             (UNAUDITED)      DEC. 31, 2006
                          ----------------- -----------------
NET ASSET VALUE,              $   1.00          $   1.00
                              ----------        ----------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.03              0.05
Net realized gain (loss)         (0.00)(a)         (0.00)(a)
                              ----------        ----------
TOTAL FROM INVESTMENT             0.03              0.05
                              ----------        ----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.03)            (0.05)
Net realized gain                    -                 -
                              ----------        ----------
TOTAL DISTRIBUTIONS              (0.03)            (0.05)
                              ----------        ----------
NET ASSET VALUE, END OF       $   1.00          $   1.00
                              ==========        ==========
  PERIOD
TOTAL RETURN                      2.65%(b)          5.11%
                              ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $5,293,292        $4,198,724
  period(000s)
Ratio of expenses to
average net
 assets(c)                        0.10%             0.10%
Ratio of expenses to
average net assets
 prior to expense                 0.15%             0.14%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            5.29%             4.97%



                              YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                            DEC. 31, 2005     DEC. 31, 2004     DEC. 31, 2003     DEC. 31, 2002
                          ----------------- ----------------- ----------------- ----------------
NET ASSET VALUE,              $   1.00          $   1.00          $   1.00         $   1.00
                              ----------        ----------        ----------       -----------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.03              0.01              0.01             0.02
Net realized gain (loss)         (0.00)(a)         (0.00)(a)          0.00 (a)            -
                              ----------        ----------        ----------       -----------
TOTAL FROM INVESTMENT             0.03              0.01              0.01             0.02
                              ----------        ----------        ----------       -----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.03)            (0.01)            (0.01)           (0.02)
Net realized gain                    -                 -             (0.00)(a)        (0.00)(a)
                              ----------        ----------        ----------       -----------
TOTAL DISTRIBUTIONS              (0.03)            (0.01)            (0.01)           (0.02)
                              ----------        ----------        ----------       -----------
NET ASSET VALUE, END OF       $   1.00          $   1.00          $   1.00         $   1.00
                              ==========        ==========        ==========       ===========
  PERIOD
TOTAL RETURN                      3.29%             1.39%             1.14%            1.83%
                              ==========        ==========        ==========       ===========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $3,485,876        $3,624,503        $3,998,225       $3,327,652
  period(000s)
Ratio of expenses to
average net
 assets(c)                        0.05%             0.06%             0.12%            0.12%
Ratio of expenses to
average net assets
 prior to expense                 0.12%             0.12%          n/a               n/a
  reductions(c)
Ratio of net investment
income to
 average net assets(c)            3.26%             1.37%             1.13%            1.77%



-------
(a) Rounds to less than $0.01.
(b) Not Annualized.
(c) Annualized for periods of less than one year. These ratios include net expenses charged to the Master Portfolio.


--------------------------------------------------------------------------------
                                                                             17

PRIME MONEY MARKET FUND - INSTITUTIONAL SHARES


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                              SIX MONTHS
                                ENDED                                                                PERIOD FROM
                            JUNE 30, 2007       YEAR ENDED        YEAR ENDED        YEAR ENDED     APR. 16, 2003(A)
                             (UNAUDITED)      DEC. 31, 2006     DEC. 31, 2005     DEC. 31, 2004    TO DEC. 31, 2003
                          ----------------- ----------------- ----------------- ----------------- -----------------
NET ASSET VALUE,              $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                              ----------        ----------        ----------        ----------        ----------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income             0.03              0.05              0.03              0.01              0.01
Net realized gain (loss)          0.00 (b)          0.00 (b)          0.00 (b)          0.00 (b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        ----------
TOTAL FROM INVESTMENT             0.03              0.05              0.03              0.01              0.01
                              ----------        ----------        ----------        ----------        ----------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income            (0.03)            (0.05)            (0.03)            (0.01)            (0.01)
Net realized gain                    -                 -                 -             (0.00)(b)         (0.00)(b)
                              ----------        ----------        ----------        ----------        ----------
TOTAL DISTRIBUTIONS              (0.03)            (0.05)            (0.03)            (0.01)            (0.01)
                              ----------        ----------        ----------        ----------        ----------
NET ASSET VALUE, END OF       $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                              ==========        ==========        ==========        ==========        ==========
  PERIOD
TOTAL RETURN                      2.63%(c)          5.07%             3.26%             1.40%             0.80%(c)
                              ==========        ==========        ==========        ==========        ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of            $7,179,638        $5,915,836        $6,521,818        $6,000,944        $2,967,075
  period (000s)
Ratio of expenses to
average net
 assets(d)                        0.12%             0.11%             0.08%             0.04%             0.03%
Ratio of expenses to
average net assets
 prior to expense                 0.15%             0.14%             0.12%             0.12%          n/a
  reductions(d)
Ratio of net investment
income to
 average net assets(d)            5.25%             4.93%             3.28%             1.45%             1.10%



-------
(a) Commencement of operations.
(b) Rounds to less than $0.01.
(c) Not annualized.
(d) Annualized for periods of less than one year. These ratios include net expenses charged to the Master Portfolio.


--------------------------------------------------------------------------------
     18                                        BARCLAYS GLOBAL INVESTORS FUNDS

GOVERNMENT MONEY MARKET FUND - INSTITUTIONAL SHARES


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                 SIX MONTHS
                                   ENDED                                                     PERIOD FROM
                               JUNE 30, 2007         YEAR ENDED          YEAR ENDED        SEP. 1, 2004(A)
                                (UNAUDITED)        DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                 $   1.00             $ 1.00             $  1.00              $   1.00
                                 --------             ------             -------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                0.03               0.05                0.03                  0.01
                                 --------             ------             -------              --------
TOTAL FROM INVESTMENT                0.03               0.05                0.03                  0.01
                                 --------             ------             -------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income               (0.03)              (0.05)              (0.03)               (0.01)
                                 --------             -------            --------             --------
TOTAL DISTRIBUTIONS                 (0.03)              (0.05)              (0.03)               (0.01)
                                 --------             -------            --------             --------
NET ASSET VALUE, END OF          $   1.00             $ 1.00             $  1.00              $   1.00
                                 ========             =======            ========             ========
  PERIOD
TOTAL RETURN                         2.62%(b)            5.04%               3.28%                0.64%(b)
                                 ========             =======            ========             ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of               $    799             $   395            $169,200             $448,100
  period (000s)
Ratio of expenses to
average net
 assets(c)                           0.12%               0.12%               0.03%                0.00%
Ratio of expenses to
average net assets
 prior to expense                    0.19%               0.16%               0.12%                0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)               5.24%               4.75%               3.04%                1.93%



-------
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized for periods of less than one year. These ratios include net expenses charged to the Master Portfolio.


--------------------------------------------------------------------------------
                                                                             19

TREASURY MONEY MARKET FUND - INSTITUTIONAL SHARES


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





                                 SIX MONTH
                                   ENDED                                                     PERIOD FROM
                               JUNE 30, 2007         YEAR ENDED          YEAR ENDED        SEP. 1, 2004(A)
                                (UNAUDITED)        DEC. 31, 2006       DEC. 31, 2005       TO DEC. 31, 2004
                              ---------------     ---------------     ---------------     -----------------
NET ASSET VALUE,                 $   1.00            $  1.00             $  1.00              $   1.00
                                 --------            -------             -------              --------
  BEGINNING OF PERIOD
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income                0.03               0.05                0.03                  0.01
                                 --------            -------             -------              --------
TOTAL FROM INVESTMENT                0.03               0.05                0.03                  0.01
                                 --------            -------             -------              --------
  OPERATIONS
LESS DISTRIBUTIONS FROM:
Net investment income               (0.03)              (0.05)              (0.03)               (0.01)
                                 --------            --------            --------             --------
TOTAL DISTRIBUTIONS                 (0.03)              (0.05)              (0.03)               (0.01)
                                 --------            --------            --------             --------
NET ASSET VALUE, END OF          $   1.00            $  1.00             $  1.00              $   1.00
                                 ========            ========            ========             ========
  PERIOD
TOTAL RETURN                         2.61%(b)            5.04%               3.20%                0.61%(b)
                                 ========            ========            ========             ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of               $ 93,500            $126,518            $100,343             $    100
  period (000s)
Ratio of expenses to
average net
 assets(c)                           0.01%               0.00%               0.00%                0.00%
Ratio of expenses to
average net assets
 prior to expense                    0.18%               0.19%               0.12%                0.12%
  reductions(c)
Ratio of net investment
income to
 average net assets(c)               5.20%               5.03%               4.03%                1.82%



-------
(a) Commencement of operations.
(b) Not annualized.
(c) Annualized for periods of less than one year. These ratios include net expenses charged to the Master Portfolio.


--------------------------------------------------------------------------------
     20                                        BARCLAYS GLOBAL INVESTORS FUNDS

Copies of the Prospectus, SAI, annual and semi-annual reports to shareholders and other information can be found on our website at www.bgicash.com. For more detailed information about Barclays Global Investors Funds and the Funds, you may request a copy of the SAI. The SAI provides information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.


Additional information about the Funds' investments is available in the Funds' annual or semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.


If you have any questions about the Funds or you wish to obtain the SAI or semi-annual or annual reports free of charge, please:


Call:     1-877-BGI-1544 (1-877-244-1544) (toll-free)
          Monday through Friday
          8:30 a.m. to 6:30 p.m. (Eastern Time)
E-mail:   cash.us@barclaysglobal.com
Write:    Barclays Global Investors Funds
          c/o SEI Investments Distribution Co.
          One Freedom Valley Drive, Oaks, PA 19456


Information about a Fund (including its SAI) can be reviewed and copied at the SEC Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC's at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT ANY FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-07332


                           For more information visit
our website at www.bgicash.com or call 1-877-BGI-1544(1-877-244-1544)(toll-free)


BGF-PR-CAP0208
[GRAPHIC APPEARS HERE]




BARCLAYS GLOBAL INVESTORS

BARCLAYS GLOBAL INVESTORS FUNDS


Statement of Additional Information

Dated February 25, 2008

Prime Money Market Fund

Institutional Money Market Fund
Government Money Market Fund
Treasury Money Market Fund
(Premium, Institutional, Select, Trust, Aon Captives and Capital Shares)

Barclays Global Investors Funds (the "Trust" or "BGIF") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about the Premium, Institutional, Select, Trust and Capital Shares of the following series of the Trust - the Prime Money Market Fund, the Institutional Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund (each, a "Fund" and collectively, the "Funds"). This SAI also contains information about the Aon Captives Shares of the Institutional Money Market Fund.

Each Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio of the Master Investment Portfolio ("MIP"). The Institutional Money Market Fund invests in the Money Market Master Portfolio; the Prime Money Market Fund invests in the Prime Money Market Master Portfolio; the Government Money Market Fund invests in the Government Money Market Master Portfolio; and the Treasury Money Market Fund invests in the Treasury Money Market Master Portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios"). Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser") serves as investment adviser to each Master Portfolio. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of each Fund's Master Portfolio.


This SAI is not a prospectus and should be read in conjunction with the current prospectuses for the Premium, Institutional, Select and Trust Shares of the Funds, and the Aon Captives Shares of the Institutional Money Market Fund, each dated May 1, 2007, and the prospectus for the Capital Shares of the Funds, dated February 25, 2008 (each, a "Prospectus" and collectively, the "Prospectuses"), and as amended from time to time, for the relevant class of shares. The audited financial statements for the Funds, which include the schedules of investments and independent auditor's reports for the fiscal year ended December 31, 2007 and the unaudited financial statement for the Funds, which includes each Fund's schedule of investments for the period ended June 30, 2007, are hereby incorporated by reference to the Funds' annual reports, semi-annual reports and Prospectuses for the Premium, Institutional, Select and Trust Shares of the Funds, and the Aon Captives Shares of the Institutional Money Market Fund. Copies of the Prospectuses, annual reports and semi-annual reports may be obtained without charge by writing to Barclays Global Investors Funds, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, or by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free), or e-mailing the Funds at cash.us@barclaysglobal.com.

                              TABLE OF CONTENTS


                                         PAGE
                                        -----
History of the Trust                       1
Description of the Funds and their         1
  Investments and Risks
   Investment Objectives and               1
  Policies
   Master/Feeder Structure                 1
   Fundamental Investment                  2
  Restrictions
   Non-Fundamental Investment              2
  Restrictions
   Investments and Risks                   3
   Asset-Backed and Commercial             3
  Mortgage-Backed Securities
   Bank Obligations                        4
   Commercial Paper and Short-Term         5
  Corporate Debt Instruments
   Floating- and Variable-Rate             5
  Obligations
   Foreign Obligations                     5
   Forward Commitments,                    6
When-Issued Purchases and
  Delayed-Delivery Transactions
   Funding Agreements                      6
   Illiquid Securities                     6
   Investment Company Securities           6
   Letters of Credit                       6
   Loans of Portfolio Securities           6
   Loan Participation Agreements           7
   Mortgage Pass-Through Securities        7
   Municipal Securities                    8
   Participation Interests                 8
   Repurchase Agreements                   8
   Restricted Securities                   8
   Unrated Investments                     8
   U.S. Government Obligations             9
   U.S. Treasury Obligations               9
Portfolio Holdings Information             9
   Service Providers                       9
   Third-Party Feeder Funds               10
   Securities and Exchange                10
  Commission Filings
   Other Public Disclosure                10
   Approved Recipients                    10
Management                                11
   Interested Trustees                    11
   Independent Trustees                   12

                                         PAGE
                                        -----
   Officers                               13
   Committees                             13
   Beneficial Equity Ownership            14
  Information
   Ownership of Securities of             14
  Certain Entities
   Codes of Ethics                        14
   Shareholder Communication to           14
  the Board of Trustees
   Compensation of Trustees               14
Control Persons and Principal             15
  Holders of Securities
Investment Adviser and Other              19
  Service Providers
   Investment Adviser                     19
   Advisory Fees                          19
   Administrator                          20
   Distributor                            21
   Institutional Money Market Fund        21
- Aon Captives Shares Distribution
  Plan
   Shareholder Servicing Agents           22
   Custodian                              23
   Transfer and Dividend                  23
  Disbursing Agent
   Independent Registered Public          23
  Accounting Firm
   Legal Counsel                          23
Determination of Net Asset Value          24
Purchase, Redemption and Pricing          24
  of Shares
   Terms of Purchase and Redemption       24
   In-Kind Purchases                      24
   Suspension of Redemption Rights        25
  or Payment of Redemption Proceeds
Portfolio Transactions                    25
   General                                25
   Portfolio Turnover                     25
   Securities of Regular                  26
  Broker-Dealers
   Frequent Trading of Fund Shares        26
Distributions and Taxes                   26
   Qualification as a Regulated           27
  Investment Company
   Excise Tax                             28
   Capital Loss Carry-Forwards            28
   Investment through the Master          28
  Portfolios
   Taxation of Fund Investments           28
   Taxation of Distributions              29
   Sales of Fund Shares                   30

                                         PAGE
                                        -----
   Foreign Taxes                          30
   Federal Income Tax Rates               30
   Backup Withholding                     30
   Tax-Deferred Plans                     30
   Foreign Shareholders                   31
Capital Stock                             32
   Voting                                 32
   Dividends and Distributions            32
   Master Portfolios                      32
Additional Information on the Funds       33
Financial Statements                      33
Appendix A                               A-1

History of the Trust
The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Funds, corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.


The Trust's principal office is located at 45 Fremont Street, San Francisco, CA 94105. Each Fund invests all of its assets in a Master Portfolio of MIP (as shown below), which has substantially the same investment objective, policies and restrictions as the related Fund.



FUND                                    MASTER PORTFOLIO IN WHICH THE FUND INVESTS
-----------------------------------     -------------------------------------------
       Prime Money Market Fund          Prime Money Market Master Portfolio
       Institutional Money Market       Money Market Master Portfolio
  Fund
       Government Money Market Fund     Government Money Market Master Portfolio
       Treasury Money Market Fund       Treasury Money Market Master Portfolio

Each series of the Trust issues shares in multiple classes, currently including Premium, Institutional, Select, Trust and Capital Shares, and with respect only to the Institutional Money Market Fund, Aon Captives Shares. On August 14, 2002, the Trust's board of trustees (the "Board of Trustees" or the "Board") approved changing the name of the Institutional Money Market Fund's Distributor Shares to the "Aon Captives Shares." The Capital Shares of the Funds are expected to commence operations on or shortly after the date of this SAI.



Description of the Funds and their Investments and Risks
INVESTMENT OBJECTIVES AND POLICIES. The Trust is an open-end, series management investment company. Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by the vote of a majority of the trustees of the Trust or MIP (the "Trustees"), as the case may be, at any time.



The Master Portfolios in which the Funds invest are diversified funds as defined in the 1940 Act. Each Fund's investment objective is set forth in its Prospectus. Each Fund's investment objective is non-fundamental and can be changed by the Trust's Board of Trustees without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund's performance. There can be no assurance that the investment objective of any Fund will be achieved.



MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets in a Master Portfolio of MIP. The Trust's Board of Trustees believes that under normal circumstances, none of the Funds or their shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor redeems its interests from a Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses over a larger asset base) that the Trust's Board of Trustees believes may be available through a Fund's investment in such Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.


The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.


Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, a Fund may elect to change its objective or policies to correspond to those of the related Master Portfolio. Each Fund may redeem its interests from its Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Trust's Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.


FUNDAMENTAL INVESTMENT RESTRICTIONS. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities; and further provided that, with respect to the Prime Money Market Fund and the Institutional Money Market Fund, the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities Exchange Commission ("SEC") or its staff);

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in U.S. government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.


With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund's securities that may be loaned to one-third of the value of its total assets.


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The Funds have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

(2) Each Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

(4) Each Fund may not make investments for the purpose of exercising control or management; provided that a Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.


The Government Money Market Fund and the Treasury Money Market Fund have adopted the following investment restriction as a non-fundamental policy:


Each Fund will provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental policy to invest at least 80% of the Fund's assets in the types of securities described in the Fund's principal investment strategies. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.


The Prime Money Market Fund and the Institutional Money Market Fund have adopted the following investment restrictions as non-fundamental policies:

(1) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

(2) Each Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

(3) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities.


Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.


INVESTMENTS AND RISKS. To the extent set forth in this SAI, each Fund, through its investment in a related Master Portfolio, may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.


The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of a Fund may not exceed 90 days. Under normal circumstances, the Prime Money Market Fund, the Government Money Market Fund and the Treasury Money Market Fund expect to maintain a dollar-weighted average portfolio maturity of 60 days or less. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that a Fund's investment objective will be realized as described in its Prospectus.


The Treasury Money Market Fund invests exclusively in U.S. Treasury obligations, as described below. The Government Money Market Fund invests exclusively in U.S. government obligations, as described below. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to the Treasury Money Market Fund and the Government Money Market Fund. The Prime Money Market Fund and the Institutional Money Market Fund may invest in any of the instruments or engage in any practice described below.


ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The Funds may invest in asset-backed and commercial mortgaged-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be less than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict. The Funds may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act.


BANK OBLIGATIONS. The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions.


Certificates of deposit ("CDs") are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.


Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC").


Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating- or variable-interest rates.


Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Funds are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.


Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.


Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.


In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BGFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.


The Funds also may invest in non-convertible corporate debt securities (E.G., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BGFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BGFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.


FLOATING- AND VARIABLE-RATE OBLIGATIONS. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest rate risk and credit risk.


The Funds may purchase floating- and variable-rate obligations. The Funds may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.


These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations that are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which a Fund may invest. BGFA considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in a Fund's portfolio.


FOREIGN OBLIGATIONS. The Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Funds may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the

International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.


FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines or the value of the security to be sold increases before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.


FUNDING AGREEMENTS. The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Funds will purchase short-term funding agreements only from banks and insurance companies. The Funds may also purchase Guaranteed Investment Contracts ("GICs").


The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Funds may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.


ILLIQUID SECURITIES. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.


INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Funds and BGFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on
Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. A Fund may also purchase shares of exchange listed closed-end funds to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above.


LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BGFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.


LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BGFA.


Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.


A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees. Barclays Global Investors, N.A. ("BGI") acts as securities lending agent for the Funds subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.


LOAN PARTICIPATION AGREEMENTS. Each Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Funds may invest.


Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Funds to assert their rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Funds could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Funds may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Funds also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.


The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Funds may be treated as illiquid. If a loan participation is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.


MORTGAGE PASS-THROUGH SECURITIES. Each Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises including: the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.


An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the

Funds may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA transactions." "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Funds may use TBA transactions in several ways. For example, the Funds may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a "TBA roll," a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BGFA will monitor the creditworthiness of such counterparties. The use of "TBA rolls" may cause the Funds to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.



MUNICIPAL SECURITIES. Each Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds.


Each Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.


PARTICIPATION INTERESTS. Each Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.


REPURCHASE AGREEMENTS. Each Fund will enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked to market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Funds will only enter into repurchase agreements with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.


RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.


UNRATED INVESTMENTS. Each Fund may purchase instruments that are not rated if, in the opinion of BGFA, such obligations are of an investment quality that is comparable to other rated investments that are permitted for purchase by a Fund, and they are purchased in accordance with the Trust's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by a Fund provided that, when a security ceases to be rated, BGFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BGFA finds that the sale of such security would not be in a Fund's shareholders' best interests.


To the extent the ratings given by a nationally recognized statistical ratings organization ("NRSRO") may change as a result of changes in such organization or its rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in their Prospectuses and this SAI. The ratings of NRSROs are more fully described in the Appendix of this SAI.


U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. government obligations, including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations are direct obligations of the U.S. government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program ("STRIPS").



Portfolio Holdings Information
The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each Fund's and Master Portfolio's respective shareholders or interestholders, as applicable; (b) does not put the interests of the Investment Adviser, the Funds' distributor, SEI Investments Distribution Co. (the "Distributor" or "SEI"), or any affiliated person of the Funds, the Master Portfolios, the Investment Adviser or the Distributor, above those of the Funds' shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective Fund shareholders or Master Portfolio interestholders over any other current or prospective Fund shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the Funds or the Master Portfolios) limiting the use of such information are in effect. None of the Funds, the Master Portfolios, the Investment Adviser or BGI receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.


The policy described herein only relates to the disclosure of portfolio holdings information of the Funds and the Master Portfolios.


SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the Funds' and Master Portfolios' service providers, such as BGI, State Street Bank and Trust Company ("State Street") and SEI, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the Funds and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of December 21, 2007, of all such persons and entities with which the Funds and the Master Portfolios have ongoing arrangements to provide portfolio holdings information in the ordinary course of business without any lag as described above: Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Any additions, modifications or deletions to the foregoing list that have occurred since December 21, 2007 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.


THIRD-PARTY FEEDER FUNDS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder funds sponsored by institutions not affiliated with BGFA that invest in such Master Portfolio (each, a "third-party feeder fund") as may be necessary to (i) conduct business of the third-party feeder funds in the ordinary course in a manner consistent with agreements with the third-party feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder fund is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BGFA, BGI or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder fund's policies. The following is a list, as of December 21, 2007, of third-party feeder funds and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Barclays Global Investors Cayman Prime Money Market Fund, Ltd., Hewitt Money Market Fund, Hewitt Series Trust, Hewitt Financial Services LLC, PayPal Money Market Fund, PayPal Funds, and PayPal Asset Management, Inc. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since December 21, 2007 are not reflected.



BGFA, BGI and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.


SECURITIES AND EXCHANGE COMMISSION FILINGS. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on such Fund's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.



OTHER PUBLIC DISCLOSURE. A Fund or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the Funds and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of December 21, 2007, of all such persons and entities with which the Funds or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: iMoney Net (weekly) and Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since December 21, 2007 are not reflected.



APPROVED RECIPIENTS. The Funds' and the Master Portfolios' Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.



Management
The Trust's Board of Trustees has responsibility for the overall management and operations of the Funds. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Officers generally serve at the pleasure of the Trustees. The Trust, Barclays Foundry Investment Trust ("BFIT"), MIP, iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Lee T. Kranefuss also serves as a Trustee of MIP and iShares Trust and as a Director of iShares, Inc. Each other Trustee of the Trust also serves as a Trustee for MIP. The address for each Trustee and officer, unless otherwise noted in the tables below, is Barclays Global Investors, N.A., c/o Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105.


The Trust's Trustees have designated Leo Soong as the Lead Independent Trustee.




INTERESTED TRUSTEES





                           POSITION(S), LENGTH
 NAME AND YEAR OF BIRTH         OF SERVICE
------------------------ -----------------------
Lee T. Kranefuss*        Trustee (since 2001)
(1961)                   and Chairman of the
                         Board (since 2007).
H. Michael               Trustee and President
Williams*                (since 2007).
(1960)



                                                                NUMBER OF
                                                               PORTFOLIOS
                                                                 IN FUND
                                                                 COMPLEX
                                 PRINCIPAL OCCUPATION           OVERSEEN
 NAME AND YEAR OF BIRTH         DURING PAST FIVE YEARS         BY TRUSTEE         OTHER DIRECTORSHIPS
------------------------ ------------------------------------ ------------ ---------------------------------
Lee T. Kranefuss*        Chief Executive Officer (since           178      Director (since 2003) of BGI
(1961)                   2005) of iShares Intermediary                     Cayman Prime Money Market
                         Index and Market Group of BGI;                    Fund, Ltd.; Trustee (since
                         Chief Executive Officer (2003-                    2001) of MIP; Trustee (since
                         2005) of the Intermediary Investor                2003) of iShares Trust; Director
                         and Exchange Traded Products                      (since 2003) of iShares, Inc.
                         Business of BGI; Director (since
                         2005) of BGFA; Director,
                         President and Chief Executive
                         Officer (since 2005) of Barclays
                         Global Investors International,
                         Inc.; Director and Chairman
                         (since 2005) of Barclays Global Investors
                         Services; Chief Executive Officer
                         (1999-2003) of the Individual
                         Investor Business of BGI.

H. Michael               Head (since 2006) of Global Index        24       Trustee (since 2007) of MIP
Williams*                and Markets Group of BGI;                         and BFIT; Trustee, University
(1960)                   Global Head (2002-2006) of                        of California Berkeley
                         Securities Lending of BGI.                        Foundation.


-------

*Each of Mr. Kranefuss and Mr. Williams is deemed to be an Interested
 Trustee due to his affiliations with BGFA, the investment adviser of the Master Portfolios and BGI, the parent company of BGFA and the administrator of the Funds and the Master Portfolios. "Interested Trustee" has the same meaning as "interested person" (as defined in the 1940 Act).

                             INDEPENDENT TRUSTEES






                           POSITION(S), LENGTH
 NAME AND YEAR OF BIRTH         OF SERVICE
------------------------ -----------------------
Mary G. F. Bitterman     Trustee (since 2001)
(1944)                   and Chairperson of
                         the Nominating and
                         Governance
                         Committee (since
                         2006).
A. John Gambs            Trustee and
(1945)                   Chairperson of the
                         Audit Committee
                         (since 2006).
Hayne E. Leland          Trustee (since 2007).
(1941)
Jeffrey M. Lyons         Trustee (since 2007).
(1955)
Wendy Paskin-Jordan      Trustee (since 2006).
(1956)
Leo Soong                Trustee (since 2000)
(1946)                   and Lead
                         Independent Trustee
                         (since 2006).



                                                               NUMBER OF
                                                              PORTFOLIOS
                                                                IN FUND
                                                                COMPLEX
                                 PRINCIPAL OCCUPATION          OVERSEEN
 NAME AND YEAR OF BIRTH         DURING PAST FIVE YEARS        BY TRUSTEE         OTHER DIRECTORSHIPS
------------------------ ----------------------------------- ------------ ---------------------------------
Mary G. F. Bitterman     President (since 2004) and              24       Trustee (since 2001) of MIP;
(1944)                   Director (since 2002) of the                     Director (since 1984) and Lead
                         Bernard Osher Foundation;                        Independent Director (since
                         Director (2003-2004) of Osher                    2000) of the Bank of Hawaii;
                         Lifelong Learning Institutes;                    Director (since 2002) and
                         President and Chief Executive                    Chairman (since 2005) of the
                         Officer (2002-2003) of The James                 Board of PBS (Public
                         Irvine Foundation.                               Broadcasting Service).
A. John Gambs            Retired.                                24       Trustee (since 2006) of MIP.
(1945)
Hayne E. Leland          Professor of Finance (since 1974)       24       Trustee (since 2007) of MIP.
(1941)                   at University of California,
                         Berkeley: Haas School of
                         Business.
Jeffrey M. Lyons         Retired (since 2006); President         24       Trustee (since 2007) of MIP.
(1955)                   (2004-2006) of Active Trader
                         Business and President (2001-
                         2004) of Asset Management
                         Division of Charles Schwab & Co.
Wendy Paskin-Jordan      Managing Partner (since 1999) of        24       Trustee (since 2006) of MIP;
(1956)                   Paskin & Kahr Capital                            Director (since 2001) of the
                         Management; Registered                           California State Automobile
                         Representative (since 2005) of                   Association; Director (since
                         ThinkEquity Partners (broker-                    2001) of Maier Siebel Baber.
                         dealer); Registered Representative
                         (1999-2005) of ePlanning
                         Securities Inc. (broker-dealer).
Leo Soong                President (since 2002) of Trinity       24       Trustee (since 2000) of MIP;
(1946)                   Products LLC/IQ Organics LLC                     Vice Chairman (since 2005) of
                         (healthy beverage companies);                    the California Pacific Medical
                         Managing Director (since 1989) of                Center; Director (since 1990) of
                         CG Roxane LLC (water                             the California State Automobile
                         company).                                        Association; Director (since
                                                                          2002) of the American
                                                                          Automobile Association.

OFFICERS




                          POSITION(S), LENGTH           PRINCIPAL OCCUPATION              OTHER
 NAME AND YEAR OF BIRTH        OF SERVICE              DURING PAST FIVE YEARS         DIRECTORSHIPS
------------------------ --------------------- ------------------------------------- ---------------
Geoffrey D. Flynn        Treasurer and Chief   Director (since 2007) of Mutual            None.
(1956)                   Financial Officer     Fund Operations of BGI; President
                         (since 2007)          (2003-2007) of Van Kampen
                                               Investors Services; Managing
                                               Director (2002-2007) of Morgan
                                               Stanley; President (2002-2007) of
                                               Morgan Stanley Trust, FSB.
Eilleen M. Clavere       Secretary             Head (since 2006) of Legal                 None.
(1952)                   (since 2007)          Administration of Intermediary
                                               Investors Business of BGI; Legal
                                               Counsel and Vice President (2005-
                                               2006) of Atlas Funds, Atlas
                                               Advisers, Inc. and Atlas Securities,
                                               Inc.; Counsel (2001-2005) of
                                               Kirkpatrick & Lockhart LLP.
Stephen Monroe           Executive Vice        Global Head (since 2006)and Cash           None.
(1960)                   President             Management of BGI; Managing
                         (since 2007)          Director (1997-2006) of National
                                               Sales Manager, JP Morgan
                                               Securities, Inc.
Ira P. Shapiro (1963)    Vice President and    Associate General Counsel (since           None.
                         Chief Legal Officer   2004) of BGI; First Vice President
                         (since 2007)          (1993-2004) of Merrill Lynch
                                               Investment Managers.
David Lonergan           Vice President        Head of U.S. Cash Management               None.
(1970)                   (since 2007)          (since 2002) of BGI; U.S.
                                               Liquidity Manager (2000-2002) of
                                               BGI.
Alan Mason (1960)        Vice President        Head (since 2006) of Allocations           None.
                         (since 2007)          and Solutions of BGI; Investment
                                               Strategist (2000-2006) of BGI.



COMMITTEES. There are two standing committees of the Board of Trustees - the Nominating and Governance Committee and the Audit Committee. Members of the Nominating and Governance Committee and the Audit Committee include each Independent Trustee. The Nominating and Governance Committee is responsible for recommending to the Board persons to be nominated for election as Trustees by the shareholders or for appointment as Trustees by the sitting Trustees, when permissible. Pursuant to the rules under the 1940 Act, only Independent Trustees may select and nominate other Independent Trustees for BGIF. The Nominating and Governance Committee generally does not consider nominees recommended by shareholders, but may do so if the Nominating and Governance Committee deems it appropriate. Shareholders who want to recommend nominees can contact the Nominating and Governance Committee by sending a signed letter that provides relevant information regarding the nominee and includes: (a) the shareholder's name and address; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if such shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. The letter should be addressed to BGIF Board of Trustees - Nominating and Governance Committee, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Mary G.
F. Bitterman serves as Chairperson of the Nominating and Governance Committee. During the fiscal year ended December 31, 2007, the Nominating and Governance Committee held four meetings.



The Audit Committee operates pursuant to a separate charter and is responsible for, among other things, overseeing the Funds' accounting and financial reporting practices, reviewing the results of the annual audits of the Funds' financial statements and interacting with the Funds' independent auditors on behalf of the full Board.
A. John Gambs serves as Chairperson of the Audit Committee. During the fiscal year ended December 31, 2007, the Audit Committee held four meetings.



BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of interests in each Fund beneficially owned by the Trustee and the aggregate value of all investments in equity securities within the same family of investment companies, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over
$100,000.


DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS AND

THE FAMILY OF INVESTMENT COMPANIES (AS OF DECEMBER 31, 2007)
------------------------------------------------------------





                                                                                                       AGGREGATE
                                                                                                        DOLLAR
                                                                                                       RANGE OF
                                                                                                      SECURITIES
                            GOVERNMENT       INSTITUTIONAL                           TREASURY        IN THE FAMILY
                              MONEY              MONEY           PRIME MONEY          MONEY          OF INVESTMENT
  INTERESTED TRUSTEE       MARKET FUND        MARKET FUND        MARKET FUND       MARKET FUND         COMPANIES
---------------------     -------------     ---------------     -------------     -------------     --------------
Lee T. Kranefuss           0                 0                   0                 0                 D
H. Michael Williams        0                 0                   0                 0                 D



                                                                                                        AGGREGATE
                                                                                                         DOLLAR
                                                                                                        RANGE OF
                                                                                                       SECURITIES
                             GOVERNMENT       INSTITUTIONAL                           TREASURY        IN THE FAMILY
                               MONEY              MONEY           PRIME MONEY          MONEY          OF INVESTMENT
 INDEPENDENT TRUSTEES       MARKET FUND        MARKET FUND        MARKET FUND       MARKET FUND         COMPANIES
----------------------     -------------     ---------------     -------------     -------------     --------------
Mary G. F. Bitterman       0                 0                   0                 0                 0
A. John Gambs              0                 0                   0                 0                 0
Hayne E. Leland            0                 0                   0                 0                 0
Jeffrey M. Lyons           0                 0                   0                 0                 0
Wendy Paskin-Jordan        0                 0                   0                 0                 0
Leo Soong                  0                 0                   0                 0                 0


OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. The Independent Trustees and their immediate family members, as of December 31, 2007, did not own any securities of BGFA, the Distributor, or any entity controlling, controlled by, or under common control with BGFA or the Distributor as of such a date, unless noted above.



CODES OF ETHICS. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Master Portfolios. The Codes of Ethics are on public file with, and are available from, the SEC.



SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to Barclays Global Investors Funds Board of Trustees, c/o Barclays Global Investors, N.A. - Mutual Fund Administration, 45 Fremont Street, San Francisco, CA 94105. Shareholders' communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder;
(c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.



COMPENSATION OF TRUSTEES.



The Trust pays each Independent Trustee an annual base fee of $25,000 and a per meeting fee of $2,750 for meetings of the Board attended by the Trustee. Committee members receive a fee of $1,000 for each committee meeting attended. Additionally, the Trust pays the Trustee who serves as Chairperson of the Audit Committee an annual fee of $4,250 and the Trustee who serves as Chairperson of the Nominating and Governance Committee an annual fee of $1,500. The Lead Independent Trustee receives an additional annual base fee of $7,500.


Prior to January 2008, the Trust paid each Independent Trustee an annual base fee of $17,500 and a per meeting fee of $2,500 for meetings of the Board attended by the Trustee. Committee members received a fee of $500 for each committee meeting attended. Additionally, the Trust paid the Trustee who served as Chairperson of the Audit Committee an annual fee of $2,500 and the Trustee who served as Chairperson of the Nominating and Governance Committee an annual fee of $1,250. The Lead Independent Trustee received an additional annual base fee of $5,000.



The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.



COMPENSATION TABLE

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2007
-------------------------------------------





                                 AGGREGATE COMPENSATION        TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE          FROM THE TRUST           FROM FUND COMPLEX(1)
---------------------------     ------------------------     ---------------------
Lee T. Kranefuss                           $0                          $0
H. Michael Williams                        $0                          $0




                                   AGGREGATE COMPENSATION        TOTAL COMPENSATION
 NAME OF INDEPENDENT TRUSTEES          FROM THE TRUST           FROM FUND COMPLEX(1)
-----------------------------     ------------------------     ---------------------
Mary G. F. Bitterman                       $37,750                    $75,500
A. John Gambs                              $39,000                    $78,000
Hayne E. Leland(2)                         $ 7,875                    $15,750
Jeffrey M. Lyons(2)                        $ 7,875                    $15,750
Wendy Paskin-Jordan                        $36,500                    $73,000
Leo Soong                                  $41,500                    $83,000


-------

(1)Includes compensation for services on the Board of Trustees of MIP.
(2) Hayne E. Leland and Jeffrey M. Lyons were elected to serve as Trustees on November 6, 2007.




Control Persons and Principal Holders of Securities
As of February 11, 2008, the shareholders below were known by the Trust to own 5% or more of the outstanding shares of the specified Fund's outstanding Premium, Institutional, Select, Trust and Aon Captives Shares, as the case may be, in the listed capacity. As of such date, the Capital Shares of the Funds have not yet commenced operations.





                                                                  PERCENTAGE
                                                                   OF SHARE      NATURE OF
      NAME OF FUND           NAME AND ADDRESS OF SHAREHOLDER        CLASS        OWNERSHIP
------------------------    ---------------------------------    -----------    ----------
Prime Money Market Fund
Capital Shares              N/A                                      N/A            N/A
Institutional Shares        INVESTORS BANK AND TRUST                  36%         Record
                            200 CLARENDON STREET
                            BOSTON, MA 02116
                            HARE & CO                                  8%         Record
                            11 SANDERS CREEK PARKWAY
                            EAST SYRACUSE, NY 13057

                                                                                  PERCENTAGE
                                                                                   OF SHARE      NATURE OF
          NAME OF FUND                   NAME AND ADDRESS OF SHAREHOLDER            CLASS        OWNERSHIP
--------------------------------    -----------------------------------------    -----------    ----------
                                    THE BOEING COMPANY                                 7%         Record
                                    100 N. RIVERSIDE PLAZA
                                    CHICAGO, IL 60606
                                    BANC OF AMERICA SECURITIES LLC                     5%         Record
                                    200 N COLLEGE ST, 3RD FLR
                                    CHARLOTTE, NC 28255
                                    VISA INTERNATIONAL SERVICES ASSOCIATION            5%         Record
                                    900 METRO CENTER BLVD.
                                    FOSTER CITY, CA 944404
Premium Shares                      CHICAGO MERCANTILE EXCHANGE INC                   37%         Record
                                    20 SOUTH WACKER DRIVE, SUITE 500
                                    CHICAGO, IL 60606
                                    BROWN BROTHERS HARRIMAN & CO                      18%         Record
                                    140 BROADWAY
                                    NEW YORK, NY 10005
                                    CITIGROUP GLOBAL MARKETS INC                       7%         Record
                                    333 WEST 34TH ST
                                    NEW YORK, NY 10001
                                    CALHOUN & CO                                       7%         Record
                                    411 W. LAFAYETTE BLVD.
                                    DETROIT, MI 48226
                                    MELLON FINANCIAL BANK NA                           6%         Record
                                    ONE MELLON BANK CENTER
                                    500 GRANT STREET ROOM 151-0440
                                    PITTSBURGH, PA 15258
                                    BANC OF AMERICA SECURITIES LLC                     6%         Record
                                    200 N COLLEGE ST, 3RD FLR
                                    CHARLOTTE, NC 28255
                                    CHICAGO MERCANTILE EXCHANGE INC                    6%         Record
                                    20 SOUTH WACKER DRIVE, SUITE 500
                                    CHICAGO, IL 60606
Select Shares                       UNION BANK                                        50%         Record
                                    530 B ST
                                    SAN DIEGO, CA 92101
                                    BANC OF AMERICA SECURITIES LLC                    36%         Record
                                    200 N COLLEGE ST, 3RD FLR
                                    CHARLOTTE, NC 28255
                                    BEAR STEARNS SECURITIES CORP                       6%         Record
                                    ONE METROTECH CENTER NORTH
                                    BROOKLYN, NY 11201
Trust Shares                        BARCLAYS CALIFORNIA CORPORATION                  100%         Record
                                    33RD FLOOR 45 FREMONT STREET
                                    SAN FRANCISCO, CA 94105
Institutional Money Market Fund
Capital Shares                      N/A                                              N/A            N/A

                                                                               PERCENTAGE
                                                                                OF SHARE      NATURE OF
         NAME OF FUND                 NAME AND ADDRESS OF SHAREHOLDER            CLASS        OWNERSHIP
-----------------------------    -----------------------------------------    -----------    ----------
Aon Captives Shares              BARCLAYS NOMINEES (MANX) LIMITED                  47%         Record
                                 BARCLAYS HOUSE VICTORIA STREET, PO BOX 9
                                 DOUGLAS ISLE OF MAN, UK IM99 1AJ
                                 NRI INSURANCE COMPANY                             25%         Record
                                 76 ST PAUL STREET SUITE 500
                                 BURLINGTON, VT 05401-4477
                                 BARCLAYS NOMINEES (MANX) LIMITED                  11%         Record
                                 BARCLAYS HOUSE VICTORIA STREET, PO BOX 9
                                 DOUGLAS ISLE OF MAN, UK IM99 1AJ
                                 BOM AMBIENTE INSURANCE COMPANY                    11%         Record
                                 PO BOX 69 GT
                                 GRAND CAYMAN ISLANDS
Institutional Shares             DELOITTE & TOUCHE USA LLP                         37%         Record
                                 SELLS DRIVE
                                 HERMITAGE, TN 37076
                                 TOYOTA MOTOR CREDIT CORPORATION                   16%         Record
                                 19001 SOUTH WESTERN AVE
                                 TORRANCE, CA 90501
                                 INVESTORS BANK & TRUST                             8%         Record
                                 MAIL CODE TRD 18
                                 200 CLARENDON STREET
                                 BOSTON, MA 02116
Premium Shares                   CHICAGO MERCANTILE EXCHANGE INC                   55%         Record
                                 30 SOUTH WALKER DRIVE
                                 CHICAGO, IL 60606
                                 BROWN BROTHERS HARRIMAN & CO                      29%         Record
                                 140 BROADWAY
                                 NEW YORK, NY 10005
                                 CHICAGO MERCANTILE EXCHANGE INC                   13%         Record
                                 30 SOUTH WALKER DRIVE
                                 CHICAGO, IL 60606
Select Shares                    BANC OF AMERICA SECURITIES LLC                    63%         Record
                                 200 N COLLEGE ST, 3RD FLR
                                 CHARLOTTE, NC 28255
                                 BEAR STEARNS SECURITIES CORP                      19%         Record
                                 ONE METROTECH CENTER NORTH
                                 BROOKLYN, NY 11201
                                 BEAR STEARNS SECURITIES CORP                      14%         Record
                                 ONE METROTECH CENTER NORTH
                                 BROOKLYN, NY 11201
Trust Shares                     FTCI AGENT REVENUE                               100%         Record
                                 600 FIFTH ST
                                 NEW YORK, NY 10020
Government Money Market Fund
Capital Shares                   N/A                                              N/A            N/A

                                                                     PERCENTAGE
                                                                      OF SHARE      NATURE OF
        NAME OF FUND            NAME AND ADDRESS OF SHAREHOLDER        CLASS        OWNERSHIP
---------------------------    ---------------------------------    -----------    ----------
Institutional Shares           INTEL CORPORATION                         93%         Record
                               2200 MISSION COLLEGE BLVD
                               SANTA MONICA, CA 95052
Premium Shares                 BANC OF AMERICA SECURITIES LLC            60%         Record
                               200 N COLLEGE ST, 3RD FLR
                               CHARLOTTE, NC 28255
                               BEAR STEARNS SECURITIES CORP              25%         Record
                               ONE METROTECH CENTER NORTH
                               BROOKLYN, NY 11201
                               CALHOUN & CO                              12%         Record
                               411 W. LAFAYETTE BLVD.
                               DETROIT, MI 48226
Select Shares                  CAROLINA FIRST BANK                       76%         Record
                               1501 MAIN STREET 3RD FLOOR
                               COLUMBIA, SC 29201
                               ALMAR SALES CO.                           23%         Record
                               31 WEST 34TH ST
                               NEW YORK, NY 10001
Trust Shares                   BARCLAYS CALIFORNIA CORPORATION          100%         Record
                               33RD FLOOR 45 FREMONT STREET
                               SAN FRANCISCO, CA 94105
Treasury Money Market Fund
Capital Shares                 N/A                                      N/A            N/A
Institutional Shares           COUNTY OF FAIRFAX                         88%         Record
                               12000 GOVERNMENT CENTER PARKWAY
                               FAIRFAX, VA 22035
                               BANC OF AMERICA SECURITIES LLC             8%         Record
                               200 N COLLEGE ST, 3RD FLR
                               CHARLOTTE, NC 28255
Premium Shares                 BANC OF AMERICA SECURITIES LLC            74%         Record
                               200 N COLLEGE ST, 3RD FLR
                               CHARLOTTE, NC 28255
                               PACIFIC MARITIME ASSOCIATION              21%         Record
                               555 MARKET STREET, 3RD FLR
                               SAN FRANCISCO, CA 94105
Select Shares                  BARCLAYS CALIFORNIA CORPORATION          100%         Record
                               33RD FLOOR 45 FREMONT STREET
                               SAN FRANCISCO, CA 94105
Trust Shares                   BARCLAYS CALIFORNIA CORPORATION          100%         Record
                               33RD FLOOR 45 FREMONT STREET
                               SAN FRANCISCO, CA 94105


For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

As of February 11, 2008, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.




Investment Adviser and Other Service Providers
INVESTMENT ADVISER. The Funds are feeder funds in a master/feeder structure. As a result each Fund invests all of its assets in a related Master Portfolio of MIP. The Master Portfolios have retained BGFA as the investment adviser to manage their assets.


ADVISORY FEES. BGFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on its performance. BGFA has contractually agreed to waive a portion of its advisory fees and accept payment at an annual rate of 0.07% from May 1, 2006 through April 30, 2009 with respect to each Master Portfolio. Pursuant to the advisory contracts between BGFA and the Master Portfolios ("Advisory Contracts"), BGFA furnishes MIP's Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.


BGFA is a wholly-owned subsidiary of BGI. BGI is a national bank which is in turn, a majority-owned subsidiary of Barclays Bank PLC.


The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty, on 60 days' written notice, by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).



For the fiscal years shown below, the related Master Portfolio of each Fund paid with respect to the Funds the following advisory fees to BGFA:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                   $9,771,810             $6,970,881              $6,437,462
Institutional Money Market Fund           $3,442,469             $4,184,973              $4,501,600
Government Money Market Fund              $  121,718             $  119,967              $   80,695
Treasury Money Market Fund                $        0               ($23,305)               ($12,949)



For the fiscal years shown below, BGFA waived the following advisory fees with respect to the Funds:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                   $2,766,658              $1,703,570             $3,165,643
Institutional Money Market Fund           $3,129,635              $1,272,918             $1,952,742
Government Money Market Fund              $  799,065              $   31,382             $   45,410
Treasury Money Market Fund                $   17,151              $   85,545             $  153,279



The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the fiscal year ended December 31, 2006, BGFA voluntarily agreed to cap the expenses of the Master Portfolios at the rate at which the Master Portfolios paid advisory fees to BGFA and, therefore, BGFA provided an offsetting credit against the advisory fees paid by the Master Portfolios in an amount equal to the MIP Independent Expenses. For the period from January 1, 2007 through April 30, 2009, each of BGI and BGFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BGFA provided an offsetting credit, in the amounts shown, against advisory fees paid with respect to the Master
Portfolios:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                     N/A                    $87,361                $110,458
Institutional Money Market Fund             N/A                    $57,289                $ 54,913
Government Money Market Fund                N/A                    $24,138                $ 25,260
Treasury Money Market Fund                  N/A                    $23,305                $ 25,470



ADMINISTRATOR. The Trust has engaged BGI to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BGI provides as administration services, among other things: supervision of the administrative operation of the Trust and the Funds, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Funds. BGI also furnishes office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by the Funds' Investment Adviser. BGI also pays the compensation of the Trust's Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BGI is entitled to a monthly fee at an annual rate of 0.05% of each Fund's average daily net assets for the Aon Captives Shares and Institutional Shares, 0.07% of each Fund's average daily net assets for the Capital Shares, 0.10% of each Fund's average daily net assets for the Premium Shares, 0.15% of each Fund's average daily net assets for the Select Shares (0.13% pursuant to BGI's contractual agreement to waive a portion of its administration fees for the Select Shares from September 1, 2006 through April 30, 2008), and 0.38% of each Fund's average daily net assets for the Trust Shares. BGI has contracted with State Street to provide certain sub-administration services to the Funds. BGI, not the Funds, is responsible for providing compensation to State Street for such services.



BGI also may engage and supervise Shareholder Servicing Agents and Servicing Agents, as defined in "Shareholder Servicing Agents" below, on behalf of the Funds.


In addition, BGI has agreed to bear all costs of the Funds' and the Trust's operations, including, in the case of each Fund's Institutional Shares, shareholder servicing fees of up to 0.05%, in the case of each Fund's Capital Shares, shareholder servicing fees of up to 0.07%, in the case of each Fund's Premium Shares, shareholder servicing fees of up to 0.10%, in the case of each Fund's Select Shares, shareholder servicing fees of up to 0.15%, and, in the case of each Fund's Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.13%, but not including brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.


BGI is not entitled to compensation for providing administration services to a Master Portfolio for so long as BGI is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BGI or an affiliate receives advisory fees from the Master Portfolio. Each Fund having multiple classes allocates all expenses of the Master Portfolio, including the Master Portfolio's advisory fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund, in accordance with the Fund's multi-class plan under Rule 18f-3 under the 1940 Act.



For the fiscal years shown below, the Funds paid the following administration fees to BGI:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                   $2,960,690             $4,288,650              $5,744,756
Institutional Money Market Fund           $1,247,007             $1,982,245              $3,486,851
Government Money Market Fund              $  124,446             $  127,639              $  128,229
Treasury Money Market Fund                $    1,572                ($9,603)             $   60,324

For the fiscal years shown below, BGI waived the following administration fees with respect to the Funds:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                   $2,322,017              $  462,858              $ 99,502
Institutional Money Market Fund           $1,312,234              $1,182,953              $975,803
Government Money Market Fund              $  163,899              $    2,845              $  5,123
Treasury Money Market Fund                $    3,428              $   39,028              $ 37,194



The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds (collectively referred to as the "BGIF Independent Expenses") are paid directly by the Funds. For the fiscal year ended December 31, 2006, BGI voluntarily agreed to provide an offsetting credit against the administration fees paid by the Funds in an amount equal to the BGIF Independent Expenses. For the period from January 1, 2007 through April 30, 2009, each of BGI and BGFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such BGIF Independent Expenses.


For the fiscal years shown below, BGI provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:





                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                     N/A                    $80,681                $103,690
Institutional Money Market Fund             N/A                    $54,048                $ 82,919
Government Money Market Fund                N/A                    $17,259                $ 18,099
Treasury Money Market Fund                  N/A                    $16,432                $ 18,303



DISTRIBUTOR. SEI is the distributor for the Funds' shares. SEI is a registered broker-dealer located at One Freedom Valley Drive, Oaks, PA 19456. Since 1968, SEI has been a leading provider of outsourced investment business solutions for fund administration and distribution, asset management and investment systems and processing.



SEI, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which SEI has the responsibility for distributing Fund shares. The Distribution Agreement provides that SEI shall act as agent for the Funds for the sale of Fund shares, and may enter into sales support agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). BGI presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities. In addition, SEI provides certain compliance related, sales related and other services for the Funds pursuant to a Service Standards Agreement with BGI, and BGI compensates SEI for these services.


INSTITUTIONAL MONEY MARKET FUND - AON CAPTIVES SHARES DISTRIBUTION PLAN. With respect solely to the Institutional Money Market Fund, the Fund has adopted a distribution plan (a "Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder for its Aon Captives Shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Independent Trustees. The Plan was adopted because of its anticipated benefits to the Fund. The anticipated benefits include: easier and more effective management as a result of steady inflows of cash from the sale of new shares, a reduction in the expense ratio as a result of achieving economies of scale, lower transaction costs or better prices as a result of the ability to purchase larger blocks of securities, and avoidance of the forced sale of securities to meet redemptions that might adversely affect the performance of the Fund. The Institutional Money Market Fund currently does not have a distribution plan in place for its Premium, Institutional, Select, Capital or Trust Shares. Shareholders of the Premium, Institutional, Select, Capital or Trust Shares of each Fund do not pay any fees for distribution services.


Under the Plan and pursuant to the related Distribution Agreement, the Institutional Money Market Fund pays an annual fee of 0.10% of the average daily net asset value ("NAV") of the Institutional Money Market Fund's Aon Captives Shares as compensation for distribution-related services or as reimbursement for distribution-related expenses. Aon Securities Corporation ("Aon") has executed a Selling Group Agreement with SEI that enables Aon to serve as the exclusive distributor for the Aon Captives Shares. The Aon Captives Shares are sold primarily to captive insurance companies administered by Aon Insurance Managers, the captive management and risk finance consulting arm of Aon.

For the fiscal years shown below, the Aon Captives Shares of the Institutional Money Market Fund paid the following distribution fees under the Plan:




                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Institutional Money Market Fund
(Aon Captives
 Shares)                                   $95,721                 $76,420                 $79,102


The actual fee payable to the Distributor by the Institutional Money Market Fund's Aon Captives Shares is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority ("FINRA") under the NASD Conduct Rules. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Institutional Money Market Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.


The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Board of Trustees and, voting separately, the Independent Trustees. The Distribution Agreement related to the Plan also must be approved by such vote of the Board of Trustees and the Independent Trustees. The Distribution Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Aon Captives Shares of the Fund or by the vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Board of Trustees and the Independent Trustees.


The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Independent Trustees be made by such Independent Trustees.


In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from BGI, BGFA, SEI or their affiliates in connection with the sale of Fund shares.


SHAREHOLDER SERVICING AGENTS. The Institutional, Premium, Select, Capital and Trust Shares of the Funds have adopted a Shareholder Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BGI and other entities, and BGI may enter into Shareholder Servicing Agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders.


The Trust Shares of the Funds have also adopted a Shareholder Servicing and Processing Plan pursuant to which they or BGI have entered into Shareholder Servicing and Processing Agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Servicing Agents") for providing services to the Trust Class shareholders.


The Shareholder Servicing Plan services provided by BGI or Shareholder Servicing Agents may include serving as an agent of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts.


Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BGI pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees, for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BGI or the Funds' other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.05% of the average daily value of each Fund represented by Institutional Shares owned, up to 0.07% of the average daily value of each Fund represented by the Capital Shares owned, up to 0.10% of the average daily value of each Fund represented by Premium Shares owned, up to 0.15% of the average daily value of each Fund represented by Select Shares owned, and up to 0.25% of the average daily value of each Fund represented by the Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the NASD Conduct Rules, whichever is less.


Pursuant to the Shareholder Servicing and Processing Plan for the Trust Shares, Servicing Agents provide personal services relating to the aggregation and processing of purchase and redemption orders, processing of dividend payments, certain sub-accounting services, transmission and receipt of funds in connection with purchase and redemption orders, verification of certain personal information in connection with the purchase or redemption of Fund shares, and generating and distributing periodic statements and other information as required. For these services, each Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.13% of the average daily value of each Fund represented by Trust Shares owned during the period for which payment is being made by investors with whom the Servicing Agent maintains a servicing arrangement.


In addition, BGFA and/or BGI may pay significant additional amounts from their own resources to Shareholder Servicing Agents or Servicing Agents for the services described above. From time to time, BGFA, BGI and/or the Distributor may also pay significant additional amounts from their own resources to other intermediaries that perform services in connection with the sale of Fund shares.


As discussed above, BGI has agreed to pay the Shareholder Servicing Plan and Shareholder Servicing and Processing Plan fees pursuant to its Administration Agreement with the Trust. For the fiscal years shown below, BGI paid shareholder servicing fees on behalf of the Funds in the following amounts:




                                      FISCAL YEAR ENDED       FISCAL YEAR ENDED       FISCAL YEAR ENDED
FUND                                      12/31/2005              12/31/2006             12/31/2007
--------------------------------     -------------------     -------------------     ------------------
Prime Money Market Fund                   $2,901,946               $1,474,124              $1,673,484
Institutional Money Market Fund           $1,259,788               $1,086,270              $1,614,028
Government Money Market Fund              $   88,500               $   78,215              $   88,618
Treasury Money Market Fund                $      506               $    6,934              $   37,357



A Shareholder Servicing Agent (or Servicing Agent for the Trust Class) also may impose certain conditions on its customers, subject to the terms of this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.



CUSTODIAN. State Street has been retained to act as custodian for the Funds and the Master Portfolios and performs such services at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Funds and the Master Portfolios; receives and delivers all assets for each Fund and each Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds and the Master Portfolios. State Street is not entitled to compensation for providing custody services to each Fund and each Master Portfolio pursuant to the Custody Agreement so long as it receives compensation from BGI for providing sub-administration services to the Trust, on behalf of the Funds.


TRANSFER AND DIVIDEND DISBURSING AGENT. State Street has also been retained to act as the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds' and the Master Portfolios' net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BGI has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the independent registered public accounting firm for the Trust.


LEGAL COUNSEL. Wilmer Cutler Pickering Hale and Dorr LLP, located at 60 State Street, Boston, MA 02109, serves as legal counsel to the Trust, MIP and BGFA.

Determination of Net Asset Value
The Master Portfolios use the amortized cost method to determine the value of their respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of each Fund's portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from making an investment in the Funds using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.


Rule 2a-7 provides that in order to value their portfolios using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days (about 13 months) or less and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value calculated by using available market quotations deviates from the $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.



Purchase, Redemption and Pricing of Shares TERMS OF PURCHASE AND REDEMPTION. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days that the Fedwire Funds Service (the "Fedwire") is closed or the primary markets for the Master Portfolios' portfolio securities are closed. The Institutional Money Market Fund and the Prime Money Market Fund do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern Time) on such Business Day. The Government Money Market Fund and the Treasury Money Market Fund generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day. The holidays on which both the Fedwire and the primary markets for the Master Portfolios' portfolio securities are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor's investment in the Funds and/or other investment vehicles managed or maintained by BGFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Funds may be reduced or waived by BGFA. On any day a Fund closes early, purchase and redemption orders received after the Funds' closing time will be executed on the next business day. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.


IN-KIND PURCHASES. Payment for shares of the Funds may, at the discretion of BGFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objectives, policies and limitations of the Funds as described in their Prospectuses. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds or the Master Portfolios; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and
(v) are
accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund or Funds by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. A Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.


SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Trust may suspend the right of redemption or postpone redemption payments for one day or longer than one day for any period during which (i) the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Master Portfolio's investments is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit. Each Fund reserves the right to suspend investors' rights of redemption and to delay delivery of redemption proceeds, as permitted under
Section 22(e) of the 1940 Act, and other applicable laws.



Portfolio Transactions
Since the Funds invest all of their assets in portfolios of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.


GENERAL. BGFA assumes general supervision over placing orders for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. While BGFA generally seeks reasonably competitive spreads on commissions, each Master Portfolio will not necessarily be paying the lowest spread on commission available.


BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Master Portfolios have adopted policies and procedures that prohibit the consideration of sales of a Master Portfolio's interests or a Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.


Purchases and sales of fixed income securities for the Master Portfolios usually are principal transactions and ordinarily are purchased directly from the issuer or from an underwriter or broker-dealer. The Master Portfolios do not usually pay brokerage commissions in connection with such purchases and sales, but such transactions may be subject to mark-ups or mark-downs. A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BGFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio. BGFA may deal, trade and invest for its own account in the types of securities in which the Master Portfolios may invest. BGFA may, from time to time, effect trades on behalf of and for the account of a Master Portfolio with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Master Portfolios will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.


PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolios of the Funds consist of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses or excessive transaction costs.



SECURITIES OF REGULAR BROKER-DEALERS. As of December 31, 2007, none of the Master Portfolios owned securities of their "regular brokers or dealers" (as defined in the 1940 Act), or their parents, except as disclosed below:





MASTER PORTFOLIO                         REGULAR BROKER-DEALER OR PARENT           AMOUNT
-----------------------------------     ---------------------------------     ---------------
Prime Money Market Master Portfolio
                                        UBS AG                                 $495,487,375
                                        Citigroup Inc.                         $350,000,000
                                        Credit Suisse                          $210,000,000
                                        Morgan Stanley                         $193,495,272
                                        Goldman Sachs Group Inc. (The)         $150,000,000
                                        Deutsche Bank AG                       $ 99,995,333
Money Market Master Portfolio
                                        UBS AG                                 $696,666,236
                                        JPMorgan Chase & Co.                   $450,000,309
                                        Goldman Sachs Group Inc. (The)         $350,000,000
                                        Deutsche Bank AG                       $300,000,000
                                        Credit Suisse                          $275,000,000
                                        Morgan Stanley                         $201,763,199


FREQUENT TRADING OF FUND SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of a fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").


The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Trust and MIP have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objectives and strategies of the Master Portfolios. The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investments in Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.



Distributions and Taxes
The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.


A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the IRC. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United

States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.


The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the IRC as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the IRC applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a trust. Furthermore, each Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.



In order to qualify as a regulated investment company under the IRC, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the IRC. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.


In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the IRC (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and
(ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and "net capital gain" (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.


If, in any taxable year, a Fund fails to qualify as a regulated investment company under the IRC or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.



EXCISE TAX. A 4% non-deductible excise tax will be imposed on each Fund to the extent it fails to distribute during each calendar year (1) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (2) at least 98% of its net capital gain income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (3) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.



CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect. As of December 31, 2007, the Funds had no capital loss carry-forwards.



INVESTMENT THROUGH THE MASTER PORTFOLIOS. The Funds seek to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the IRC. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the IRC and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as the Funds) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.


TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.


If a Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.


Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the IRC, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.


If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the IRC. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.


In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.


TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions made throughout the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder's U.S. federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.


In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since each Fund's income is derived from sources that do not pay "qualified dividend income," as defined in Section 1(h)(11)(B) of the IRC, distributions from investment company taxable income of the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.


Distributions designated by a Fund as a capital gain dividend, if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of a Fund's taxable year.

Distributions from each Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.


Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.


SALES OF FUND SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. As long as the Funds maintain a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of Fund shares. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.


FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, none of the Funds expects to qualify for this election.


FEDERAL INCOME TAX RATES. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) capital gain dividends is 15%; and (iii) long-term capital gains generally is 15%.


The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains generally is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. U.S. federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.


BACKUP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under "sunset" provisions of a law enacted in 2001.


TAX-DEFERRED PLANS. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRAs"), Savings Incentive Match Plans for Employees ("SIMPLE Plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

FOREIGN SHAREHOLDERS. With respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, certain distributions, if designated by a Fund as "interest-related dividends," that are generally attributable to the Fund's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Each Fund may choose to designate any interest-related dividends in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. Other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a Fund, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.


In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are "effectively connected" with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not "effectively connected" for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were "effectively connected" with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. federal income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a Fund may choose to designate as such in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to the Fund's net short-term capital gain.


If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying after December 31, 2003, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will not be deemed to be property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that were "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.


The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the 1972 Convention.


Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Capital Stock
As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of eleven separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds.


Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund's investment objective or fundamental investment policies.


VOTING. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of each Fund and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.


Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund's shareholders, see "Master/Feeder Structure" above.


The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.


DIVIDENDS AND DISTRIBUTIONS. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.


MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.


The interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the

Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in "Voting" above.



Additional Information on the Funds
The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-877-BGI-1544 (1-877-244-1544) (toll-free) or e-mailing the Funds at cash.us@barclaysglobal.com.


The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust's official sales literature in connection with the offer of the Funds' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.



Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm's reports for the fiscal year ended December 31, 2007 for each Fund and related Master Portfolio are hereby incorporated by reference to the Trust's annual report, as filed with the SEC on March 9, 2007. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.



The unaudited interim financial statements, including the schedule of investments and financial highlights for the Funds for the six-month period ended June 30, 2007, are included in each Fund's Form N-CSRS (SEC File No. 0000893818) as filed with the SEC on September 9, 2007 and are hereby also incorporated by reference. The unaudited interim financial statements reflect all adjustments, which in the opinion of BGFA, are necessary to a fair statement of the results for the interim period ended June 30, 2007. The unaudited interim financial statements for the Funds are attached to all SAIs delivered to shareholders or prospective shareholders.

Appendix A

                     DESCRIPTION OF CORPORATE BOND RATINGS
The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.


Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.


MOODY'S INVESTORS SERVICE, INC.


AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


BAA: Bonds which are rated Baa are considered as medium-grade obligations (i. e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing


ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.


Should no rating be assigned, the reason may be one of the following:

1. An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3. There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.


Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.


NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


SHORT-TERM DEBT


Moody's short- term debt ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of one year.


Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 or P-1 repayment ability will often be evidenced by many of the following characteristics:

     o  Leading market positions in well established industries.



     o  High rates of return on funds employeds.
        Conservative capitalization structure with moderate reliance on debt and ample asset protection.
        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.


Issuers rated Prime-2 or P-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


STANDARD & POOR'S RATINGS GROUP


AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.


A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.


BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.


Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.


CC: An obligation rated CC is currently highly vulnerable to nonpayment.


C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken but payments on this obligation are being continued. C is also used for a preferred stock that is in arrears (as well as for junior debt of issuers rated CCC and CC).


D: The D rating, unlike other ratings, is not prospective; rather, it is used only where a default has actually occurred-and not where a default is only expected. Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.


COMMERCIAL PAPER


A: S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.


A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.


A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH RATINGS


INVESTMENT GRADE BOND RATINGS


AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.


AA: Very high credit quality. " AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.


A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.


HIGH YIELD BOND RATINGS


BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.


CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.


DDD, DD, AND D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90% and "D" the lowest recovery potential, i.e., below 50%.


Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization orliquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect of repaying all obligations.


INVESTMENT GRADE SHORT-TERM RATINGS


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.


F-1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


F-2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


F-3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


C: High default risk. Default is a real possibility Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


D: Default. Denotes actual or imminent payment default.


NOTES TO LONG-TERM AND SHORT-TERM RATINGS


"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F-l".



"NR" indicates that Fitch does not rate the issuer or issue in question.


"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.


Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.




                                                                BCF-SAI-CAP0208
                                      A-4

                        BARCLAYS GLOBAL INVESTORS FUNDS
                         FILE NOs. 33-54126; 811-07332

                                    PART C

                               OTHER INFORMATION

                                                               Amendment No. 64

Item 23.Exhibits

Exhibit  Description
-------  ----------------------------------------------------------------

  (a) Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated herein by reference to Barclays Global Investors Funds' ("Registrant") Post-Effective Amendment No. 59, filed April 30, 2007 ("PEA No. 59").

  (a)(1) Amendment No. 1 to the Amended and Restated Agreement and Declaration of Trust, dated December 11, 2007, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 62, filed December 27, 2008 ("PEA No. 62").

  (b) Amended and Restated By-Laws, dated November 17, 2006, are incorporated herein by reference to PEA No. 59.

  (c)    Not applicable.

  (d)    Not applicable.

  (e)(1) Distribution Agreement between Registrant and SEI Investments Distribution Co. ("SEI") on behalf of the Funds, dated March 31, 2003, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 42, filed May 1, 2003.

  (e)(2) Amended Schedule I, dated December 11, 2007, to the Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 62.

  (f)    Not applicable.

  (g)(1) Custody Agreement between Registrant and Investors Bank & Trust Company ("IBT")/1/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22, filed July 30, 1999 ("PEA No. 22").

  (g)(2) Amendment to Custody Agreement, effective September 1, 2004, between Registrant and IBT/1/ is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 57, filed March 2, 2006 ("PEA No. 57").

  (g)(3) Amendment to Custody Agreement, effective January 1, 2006, between Registrant and IBT/1/ is incorporated herein by reference to PEA No. 59.

  (h)(1) Transfer Agency and Service Agreement between Registrant and IBT/1/ on behalf of the Funds, dated February 27, 1998, is incorporated herein by reference to PEA No. 22.

  (h)(2) Amendment to Transfer Agency and Service Agreement, effective June 1, 2001, between Registrant and IBT/1/ is incorporated herein by reference to PEA No. 57.

  (h)(3) Amendment to Transfer Agency and Service Agreement, effective September 1, 2004, between Registrant and IBT/1/ is incorporated herein by reference to PEA No. 57.

  (h)(4) Amendment to Transfer Agency and Service Agreement, dated July 8, 2005, between Registrant and IBT/1/ is incorporated herein by reference to PEA No. 57.

  (h)(5) Amendment to Transfer Agency and Service Agreement, effective January 1, 2006, between Registrant and IBT/1/ is incorporated herein by reference to PEA No. 59.

  (h)(6) Amended and Restated Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, dated December 11, 2007, is incorporated herein by reference to PEA No. 62.

  (h)(7) Amended and Restated Shareholder Servicing and Processing Plan, with respect to only the Trust Class Shares of the Funds listed in Schedule 1 thereto, is incorporated herein by reference to PEA No. 58.

(h)(8)(A) Amended and Restated Administration Agreement between Registrant and Barclays Global Investors, N.A. ("BGI"), dated May 1, 2006, is incorporated herein by reference to PEA No. 58.

(h)(8)(B) Amended Appendix A, dated December 11, 2007, to the Amended and Restated Administration Agreement between the Registrant is incorporated herein by reference to PEA No. 62.

(h)(9) Master Administration Fee Waiver Agreement between Registrant and BGI, dated September 1, 2006, is incorporated herein by reference to PEA No. 59.

(h)(10) Sub-Administration Agreement among Registrant, BGI, and IBT/1/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to Registrant's Post-Effective Amendment No. 14, filed June 30, 1997.

(h)(11) Amendment to Sub-Administration Agreement, effective December 31, 2002, among Registrant, BGI and IBT/1/ is incorporated herein by reference to PEA No. 57.

(h)(12) Amendment to Sub-Administration Agreement, effective September 1, 2004, among Registrant, BGI and IBT is incorporated herein by reference to PEA No 58.

(h)(13) Amendment to Sub-Administration Agreement, effective January 1, 2006, among Registrant, BGI and IBT is incorporated herein by reference to PEA No. 59.

(h)(14) Amendment to Sub-Administration Agreement, effective January 1, 2007, among Registrant, BGI and IBT is incorporated herein by reference to PEA No. 59.

(h)(15) Revised Master Fee Schedule, dated January 1, 2006, to each of the Sub-Administration, Custody and Transfer Agency and Service Agreements between Registrant and IBT is incorporated herein by reference to PEA No. 59.

(h)(16) Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed June 30, 1998 ("PEA No. 15").

(h)(17) Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to PEA No. 15.

(h)(18) License Agreement, dated January 1, 2003, between Standard & Poor's and BGI is incorporated herein by reference to PEA No. 57.

(h)(19) Securities Lending Agency Agreement, dated April 2, 2007, between Registrant and BGI is incorporated herein by reference to PEA No. 59.

(h)(20) Independent Expense Waiver Agreement among Registrant, Master Investment Portfolio ("MIP"), BGI and Barclays Global Fund Advisors ("BGFA"), dated April 12, 2007, is incorporated herein by reference to PEA No. 59.

(h)(21) Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

(h)(22) Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

(i) Opinion and Consent of Counsel (Wilmer Cutler Pickering Hale and Dorr LLP) filed herewith.

(j) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) filed herewith.

(k)       Not applicable.

(l)       Not applicable.

(m) Distribution Plan, dated March 2, 2005, is incorporated herein by reference to PEA No. 57.

(n) Amended and Restated Rule 18f-3 Multi-Class Plan, dated December 11, 2007, is incorporated herein by reference to PEA No. 62.

(p)(1) Joint Code of Ethics of Registrant and MIP, dated June 1, 2005, is incorporated herein by reference to PEA No. 57.

(p)(2) Code of Ethics of BGFA, dated June 1, 2005, is incorporated herein by reference to PEA No. 57.

(p)(3) Code of Ethics of SEI, dated January 2004, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 56, filed April 29, 2005.

(q) Powers of Attorney for A. John Gambs, Wendy Paskin-Jordan, Mary G. F. Bitterman, Lee T. Kranefuss, H. Michael Williams, Hayne E. Leland, Jeffrey M. Lyons and Leo Soong are incorporated herein by reference to PEA No. 62.

Item 24.Persons Controlled by or Under Common Control with Registrant

The chart below identifies persons who, as of December 7, 2007, are controlled by or who are under common control with a Fund (or Fund class). For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Each of the companies listed below is organized under the laws of the State of Delaware.

                                    Person Controlled by or under    Percentage of
                                       Common Control with the          Voting
Fund or Fund Class                           Registrant               Securities
------------------               ----------------------------------- -------------
        Bond Index Fund              Bond Index Master Portfolio          100%
                                          45 Fremont Street
                                       San Francisco, CA 94105
LifePath(R) Retirement Portfolio     LifePath Retirement Master            48%
                                              Portfolio
                                          45 Fremont Street
                                       San Francisco, CA 94105
  LifePath 2010 Portfolio(R)       LifePath 2010 Master Portfolio          52%
                                          45 Fremont Street
                                       San Francisco, CA 94105
  LifePath 2020 Portfolio(R)       LifePath 2020 Master Portfolio          53%
                                          45 Fremont Street
                                       San Francisco, CA 94105
  LifePath 2030 Portfolio(R)       LifePath 2030 Master Portfolio          52%
                                          45 Fremont Street
                                       San Francisco, CA 94105
  LifePath 2040 Portfolio(R)       LifePath 2040 Master Portfolio          50%
                                          45 Fremont Street
                                       San Francisco, CA 94105
 Government Money Market Fund      Government Money Market Master         100%
                                              Portfolio
                                          45 Fremont Street
                                       San Francisco, CA 94105
  Treasury Money Market Fund        Treasury Money Market Master          100%
                                              Portfolio
                                          45 Fremont Street
                                       San Francisco, CA 94105
    Prime Money Market Fund      Prime Money Market Master Portfolio       94%
                                          45 Fremont Street
                                       San Francisco, CA 94105

Item 25.Indemnification.

   Section 10.02 of the Registrant's Amended and Restated Agreement and Declaration of Trust provides:

      (a) Subject to the exceptions and limitations contained in paragraph
   (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

      (b) No indemnification shall be provided hereunder to a Covered Person:
   (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of any undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking; (b) the Trust is insured against losses arising out of any such advance payments; or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02.

Item 26.Business and Other Connections of Investment Adviser.

   The Funds currently do not retain an investment adviser. The MIP Master Portfolio in which a given Fund invests is advised by BGFA, a wholly-owned subsidiary of BGI, located at 45 Fremont Street, San Francisco, California 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

   The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. Information as to the executive officers and directors of BGFA is included in its Form ADV initially filed with the SEC (File No. 801-22609) on November 15, 1984, and updated thereafter, and is incorporated herein by reference.

Item 27.Principal Underwriters.

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

    Registrant's distributor, SEI (the "Distributor"), acts as distributor for:

SEI Daily Income Trust
SEI Liquid Asset Trust              iShares, Inc.
SEI Tax Exempt Trust                CNI Charter Funds
SEI Index Funds                     Oak Associates Funds
SEI Institutional Managed Trust     iShares Trust
SEI Institutional International
Trust                               Optique Funds, Inc.
The Advisors' Inner Circle Fund     Causeway Capital Management Trust
The Advisors' Inner Circle Fund II  The Arbitrage Funds
Bishop Street Funds                 The Turner Funds
SEI Asset Allocation Trust          ProShares Trust
SEI Institutional Investments Trust Community Reinvestment Act Qualified
                                    Investment Fund
SEI Opportunity Fund, L.P.          SEI Alpha Strategy Portfolios, LP
Accessor Funds                      SEI Structured Credit Fund, LP
TD Asset Management USA Funds

   The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services and automated execution, clearing and settlement of securities transactions.

(b)Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                                          Positions and Offices
Name               Positions and Offices with Underwriter    with Registrant
----               -------------------------------------- ---------------------
William M. Doran   Director                                        --
Edward D. Loughlin Director                                        --
Wayne M. Withrow   Director                                        --
Kevin Barr         President & Chief Executive Officer             --
Maxine Chou        Chief Financial Officer & Treasurer             --
Thomas Rodman      Chief Operations Officer                        --
John Munch         General Counsel & Secretary                     --
Karen LaTourette   Chief Compliance Officer, Anti-Money
                   Laundering Officer & Assistant
                   Secretary                                       --
Mark J. Held       Senior Vice President                           --
Lori L. White      Vice President & Assistant Secretary            --
Robert Silvestri   Vice President                                  --
John Coary         Vice President & Assistant Secretary            --
Michael Farrell    Vice President                                  --
Mark McManus       Vice President
John Cronin        Vice President

(c)Not applicable.

Item 28.Location of Accounts and Records.

   (a) The Registrant maintains accounts, books and other documents required by
Section 31(a) of the 1940 Act and the rules thereunder (collectively, "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, Massachusetts 02116.

   (b) BGFA and BGI maintain all Records relating to their services as adviser to the MIP Master Portfolios and administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

   (c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

   (d) State Street maintains all Records relating to its services as sub-administrator, transfer agent and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

Item 29.Management Services.

   Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.Undertakings.

   Not applicable.

/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides sub-administrative, custodial and transfer agency services for the Funds.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, Barclays Global Investors Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the Registrant, has been signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 25/th/ day of February, 2008.

                                              BARCLAYS GLOBAL INVESTORS FUNDS

                                              By  /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  Geoffrey D. Flynn
                                                  Treasurer
                                                  (Chief Financial Officer)

   Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                    Title                 Date
---------                           -----------------------  -----------------

   *                                Trustee and President    February 25, 2008
-----------------------------       (Chief Executive
H. Michael Williams                 Officer)

   *                                Trustee                  February 25, 2008
-----------------------------
Mary G.F. Bitterman

   *                                Trustee                  February 25, 2008
-----------------------------
A. John Gambs

   *                                Trustee                  February 25, 2008
-----------------------------
Hayne E. Leland

   *                                Trustee                  February 25, 2008
-----------------------------
Jeffrey M. Lyons

   *                                Trustee                  February 25, 2008
-----------------------------
Lee T. Kranefuss

   *                                Trustee                  February 25, 2008
-----------------------------
Wendy Paskin-Jordan

   *                                Trustee                  February 25, 2008
-----------------------------
Leo Soong

/s/ Geoffrey D. Flynn               Treasurer(Chief          February 25, 2008
-----------------------------       Financial Officer)
Geoffrey D. Flynn


By: /s/ Geoffrey D. Flynn
    --------------------------
    Geoffrey D. Flynn *

* As Attorney-in-Fact pursuant to the powers of attorney as filed December 27, 2007.

                                  SIGNATURES

   This Registration Statement on Form N-1A of Barclays Global Investors Funds (the "Registrant") contains certain disclosures regarding series of the Master Investment Portfolio (the "Trust"). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Registrant to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California on February 25, 2008. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                              MASTER INVESTMENT PORTFOLIO

                                              By  /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  Geoffrey D. Flynn
                                                  Treasurer
                                                  (Chief Financial Officer)

   This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on February 25, 2008. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature                                    Title                 Date
---------                           -----------------------  -----------------

   *                                Trustee and President    February 25, 2008
-----------------------------       (Chief Executive
H. Michael Williams                 Officer)

   *                                Trustee                  February 25, 2008
-----------------------------
Mary G.F. Bitterman

   *                                Trustee                  February 25, 2008
-----------------------------
A. John Gambs

   *                                Trustee                  February 25, 2008
-----------------------------
Hayne E. Leland

   *                                Trustee                  February 25, 2008
-----------------------------
Jeffrey M. Lyons

   *                                Trustee                  February 25, 2008
-----------------------------
Lee T. Kranefuss

   *                                Trustee                  February 25, 2008
-----------------------------
Wendy Paskin-Jordan

   *                                Trustee                  February 25, 2008
-----------------------------
Leo Soong

/s/ Geoffrey D. Flynn               Treasurer                February 25, 2008
-----------------------------       (Chief Financial
Geoffrey D. Flynn                   Officer)


By: /s/ Geoffrey D. Flynn
    --------------------------
    Geoffrey D. Flynn *

* As Attorney-in-Fact pursuant to the powers of attorney as filed December 27, 2007.

Exhibit Index

      (i) Opinion and Consent of Wilmer Cutler Pickering Hale and Dorr LLP

      (j) Consent of PricewaterhouseCoopers LLP